RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 9) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Hierarchy
Assets	502	507
Liabilities	(1,160)	(612)
Commodity contract | Power
Fair Value Hierarchy
Assets	419	415
Liabilities	(554)	(302)
Commodity contract | Gas
Fair Value Hierarchy
Assets	69	73
Liabilities	(103)	(72)
Foreign exchange contracts
Fair Value Hierarchy
Assets	7	5
Liabilities	(497)	(230)
Interest rate contracts
Fair Value Hierarchy
Assets	7	14
Liabilities	(6)	(8)
Recurring basis
Fair Value Hierarchy
Non-Derivative Financial Instruments: Available-for-sale assets	62	47
Assets and liabilities, net	(596)	(58)
Recurring basis | Commodity contract | Power
Fair Value Hierarchy
Assets	419	415
Liabilities	(554)	(302)
Recurring basis | Commodity contract | Gas
Fair Value Hierarchy
Assets	69	73
Liabilities	(103)	(72)
Recurring basis | Foreign exchange contracts
Fair Value Hierarchy
Assets	7	5
Liabilities	(497)	(230)
Recurring basis | Interest rate contracts
Fair Value Hierarchy
Assets	7	14
Liabilities	(6)	(8)
Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Non-Derivative Financial Instruments: Available-for-sale assets	0	0
Assets and liabilities, net	(46)	(2)
Recurring basis | Quoted Prices in Active Markets (Level I) | Commodity contract | Gas
Fair Value Hierarchy
Assets	40	48
Liabilities	(86)	(50)
Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Non-Derivative Financial Instruments: Available-for-sale assets	62	47
Assets and liabilities, net	(554)	(57)
Recurring basis | Significant Other Observable Inputs (Level II) | Commodity contract | Power
Fair Value Hierarchy
Assets	417	411
Liabilities	(551)	(299)
Recurring basis | Significant Other Observable Inputs (Level II) | Commodity contract | Gas
Fair Value Hierarchy
Assets	24	25
Liabilities	(17)	(22)
Recurring basis | Significant Other Observable Inputs (Level II) | Foreign exchange contracts
Fair Value Hierarchy
Assets	7	5
Liabilities	(497)	(230)
Recurring basis | Significant Other Observable Inputs (Level II) | Interest rate contracts
Fair Value Hierarchy
Assets	7	14
Liabilities	(6)	(8)
Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Assets and liabilities, net	4	1
Recurring basis | Significant Unobservable Inputs (Level III) | Commodity contract | Power
Fair Value Hierarchy
Assets	2	4
Liabilities	(3)	(3)
Recurring basis | Significant Unobservable Inputs (Level III) | Commodity contract | Gas
Fair Value Hierarchy
Assets	5